Equity Dividends - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of dividends [line items]
Dividend payables	£ 685
RELX PLC [member]
Disclosure of dividends [line items]
Final dividend	£ 0.334	£ 0.321	£ 0.297
Interim dividend	0.143	0.136	0.136
Total dividends	0.477	0.457	0.433
Final dividend proposed	0.355	0.334	0.321
Dividend proposed	£ 0.498	£ 0.470	£ 0.457	£ 0.421	£ 0.394